OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2023
Other Intangible Assets
SUMMARY OF OTHER INTANGIBLE ASSETS

The following table shows the movements in other intangible assets:

	2023	2022
	A$	A$
Other intangible assets:
Gross carrying amount
Balance at beginning of period	753,418	-
Brands, trademark and trade names, acquired through business combination	41,264	720,550
Domain names	-	32,868
Balance at end of period	794,682	753,418

Accumulated amortization:
Balance at beginning of period	(128,498)	-
Amortization for the period	(145,712)	(128,498)
Balance at end of period	(274,210)	(128,498)
Carrying amount at the end of the period	520,472	624,920